SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Net operating loss carryforwards	$ 21,879,426	$ 19,354,491
Deferred tax liabilities:
Indefinite lived intangible assets	(1,244,949)	(1,840,170)
Valuation allowance	(20,883,467)	(17,882,335)
Net deferred tax assets	$ (248,990)	$ (368,014)